Segment Information - Summary of Products and Services (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Operating Revenes From External Customers For Each Service [line Items]
Operating Revenes From External Customers	₩ 14,483,603	₩ 12,492,642	₩ 11,431,851
Banking service
Operating Revenes From External Customers For Each Service [line Items]
Operating Revenes From External Customers	8,132,794	7,550,348	6,946,626
Securities service
Operating Revenes From External Customers For Each Service [line Items]
Operating Revenes From External Customers	1,675,977	1,448,409	1,113,200
Non-life insurance service
Operating Revenes From External Customers For Each Service [line Items]
Operating Revenes From External Customers	1,285,593	1,027,269	1,185,600
Credit card service
Operating Revenes From External Customers For Each Service [line Items]
Operating Revenes From External Customers	1,773,989	1,538,230	1,470,910
Life insurance service
Operating Revenes From External Customers For Each Service [line Items]
Operating Revenes From External Customers	631,065	237,416	107,404
Others
Operating Revenes From External Customers For Each Service [line Items]
Operating Revenes From External Customers	₩ 984,185	₩ 690,970	₩ 608,111